FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Federal funds sold	$ 0	$ 25
Securities purchased under agreements to resell	131,473	119,777
Deposits paid for securities borrowed	105,340	99,873
Total	236,813	219,675
Federal funds purchased	178	189
Securities sold under agreements to repurchase	125,685	131,650
Deposits received for securities loaned	15,958	14,657
Total	141,821	146,496
Securities-for-securities lending transactions	$ 9,300	$ 8,800